TRADE RECEIVABLES (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
TRADE RECEIVABLES
Receivables from sale of finished goods and merchandises (i)	₫ 329,952	$ 13,825,191	₫ 538,697
Receivables from disposal of assets and raw materials	61,333	2,569,890	76,341
Others	73,241	3,068,843	37,884
TOTAL	₫ 464,526	$ 19,463,924	₫ 652,922